Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)

17. Quarterly Financial Data (Unaudited)

Selected unaudited quarterly financial data for the year ended December 31, 2012 and 2011 is presented below.

Statement of Operations:

Year 2012 Quarter Ended	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012	Total 2012
Contract revenue	$373,706	$450,422	$547,993	$556,679	$1,928,800
Contract income	31,626	44,405	53,219	60,573	189,823
Income (loss) from continuing operations before income taxes	(20,177)	(783)	4,744	(2,348)	(18,564)
Income (loss) from continuing operations, net of provision (benefit) for income taxes	(21,150)	(1,991)	3,847	(3,997)	(23,291)
Income (loss) from discontinued operations net of provision (benefit) for income taxes	770	5,699	(3,112)	(9,301)	(5,944)

Net income (loss)	(20,380)	3,708	735	(13,298)	(29,235)
Less: Income attributable to noncontrolling interest	(344)	(328)	(273)	(31)	(976)

Net income (loss) attributable to Willbros Group, Inc.	$(20,724)	$3,380	$462	$(13,329)	$(30,211)

Reconciliation of net income (loss) attributable to Willbros Group, Inc.
Income (loss) from continuing operations	$(21,150)	$(1,991)	$3,847	$(3,997)	$(23,291)
Income (loss) from discontinued operations	426	5,371	(3,385)	(9,332)	(6,920)

Net income (loss) attributable to Willbros Group, Inc.	$(20,724)	$3,380	$462	$(13,329)	$(30,211)

Basic income (loss) per share attributable to Company shareholders:
Income (loss) from continuing operations	$(0.44)	$(0.04)	$0.08	$(0.09)	$(0.49)
Income (loss) from discontinued operations	0.01	0.11	(0.07)	(0.19)	(0.14)

Net income (loss)	$(0.43)	$0.07	$0.01	$(0.28)	$(0.63)

Diluted income (loss) per share attributable to Company shareholders:
Income (loss) from continuing operations	$(0.44)	$(0.04)	$0.08	$(0.09)	$(0.49)
Income (loss) from discontinued operations	0.01	0.11	(0.07)	(0.19)	(0.14)

Net income (loss)	$(0.43)	$0.07	$0.01	$(0.28)	$(0.63)

Weighted average number of common shares outstanding
Basic	47,781,396	47,994,987	48,119,758	48,176,071	48,019,303
Diluted	47,781,396	47,994,987	48,452,014	48,176,071	48,019,303

Additional Notes:

•	During the year ended December 31, 2012, the Company made the decision to sell its electric and gas distribution business in the Northeast. On January 7, 2013, the Company sold all of its shares of capital in Willbros Middle East Limited, which held the Company’s operations in Oman. Accordingly, the results of operations specific to these businesses have been reclassified to discontinued operations for all periods presented.

•	The Company recorded out-of-period adjustments during the year ended December 31, 2012 to correct errors to eliminate Cumulative Translation Adjustment balances that stemmed from the dissolution and liquidation of foreign currency based subsidiaries in jurisdictions where the Company no longer conducts business. The net impact of these adjustments was an increase to income from discontinued operations and a decrease to net loss in the amount of $2,805. These adjustments did not have any impact on the Company’s pre-tax loss or loss from continuing operations. The Company does not believe these adjustments are material individually or in the aggregate to its consolidated financial statements for the year ended December 31, 2012, nor does it believe such items are material to any of its previously issued financial statements.

Statement of Operations:

Year 2011 Quarter Ended	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011	Total 2011
Contract revenue	$271,617	$370,437	$381,848	$352,467	$1,376,369
Contract income	13,567	41,887	44,674	27,216	127,344
Loss from continuing operations before income taxes	(36,036)	(12,441)	(139,264)	(56,200)	(243,941)
Income (loss) from continuing operations, net of provision (benefit) for income taxes	(37,232)	1,685	(122,760)	(52,076)	(210,383)
Loss from discontinued operations net of provision for income taxes	(7,387)	(3,835)	(9,243)	(61,973)	(82,438)

Net loss	(44,619)	(2,150)	(132,003)	(114,049)	(292,821)
Less: Income attributable to noncontrolling interest	(271)	(311)	(296)	(317)	(1,195)

Net loss attributable to Willbros Group, Inc.	$(44,890)	$(2,461)	$(132,299)	$(114,366)	$(294,016)

Reconciliation of net income (loss) attributable to Willbros Group, Inc.
Income (loss) from continuing operations	$(37,232)	$1,685	$(122,760)	$(52,076)	$(210,383)
Loss from discontinued operations	(7,658)	(4,146)	(9,539)	(62,290)	(83,633)

Net loss attributable to Willbros Group, Inc.	$(44,890)	$(2,461)	$(132,299)	$(114,366)	$(294,016)

Basic income (loss) per share attributable to Company shareholders:
Income (loss) from continuing operations	$(0.79)	$0.03	$(2.58)	$(1.09)	$(4.43)
Loss from discontinued operations	(0.16)	(0.08)	(0.21)	(1.31)	(1.76)

Net loss	$(0.95)	$(0.05)	$(2.79)	$(2.40)	$(6.19)

Diluted income (loss) per share attributable to Company shareholders:
Income (loss) from continuing operations	$(0.79)	$0.03	$(2.58)	$(1.09)	$(4.43)
Loss from discontinued operations	(0.16)	(0.08)	(0.21)	(1.31)	(1.76)

Net loss	$(0.95)	$(0.05)	$(2.79)	$(2.40)	$(6.19)

Weighted average number of common shares outstanding
Basic	47,315,990	47,437,024	47,533,967	47,615,545	47,475,680
Diluted	47,315,990	47,776,439	47,533,967	47,615,545	47,475,680

Additional Notes:

•	During the quarter ended March 31, 2011, the Company recorded a $6,000 adjustment to the estimated fair value of its contingent earnout liability.

•	During the quarter ended June 30, 2011, the Company classified its Canadian cross-country pipeline business as discontinued operations. Accordingly, the results of operations specific to this business have been reclassified to discontinued operations for all periods presented.

•	During the quarter ended September 30, 2011, the Company recorded a $4,000 adjustment to the estimated fair value of its contingent earnout liability.

•	During the quarter ended September 30, 2011, the Company recorded a non-cash, pre-tax charge of $143,543 for impairment of goodwill.

•	During the quarter ended December 31, 2011, the Company recorded a non-cash, pre-tax charge of $35,032 for impairment of goodwill.

•	During the quarter ended December 31, 2011, the Company completed the sale of InterCon within the Utility T&D segment. As a result, the Company recognized a loss of $2,381 (net of tax) on the sale, which is included in the line item “Loss from discontinued operations, net of provision (benefit) for income taxes. In addition, the results of operations specific to this business have been reclassified to discontinued operations for all periods presented.

•	During the quarter ended December 31, 2011, the Company recorded $55,500 in charges related to the settlement agreement with the West African Gas Pipeline (“WAGP”) project litigation. Such charges are included in the line item “Loss from discontinued operations, net of provision (benefit) for income taxes”.